CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
	December 31,
	2023	2024
Liability component:

Remaining principal amount	$575,000	$-
Unamortized issuance costs	(2,660)	-

Net carrying amount	$572,340	$-

Schedule of Interest Expense Related to Notes
	Year ended
	December 31,
	2022	2023	2024

Amortization of debt issuance costs	$2,980	$2,996	$2,660

Total interest expense recognized	$2,980	$2,996	$2,660